Financial instruments - risk management (Details 4) - Liquidity risk [member] - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Total
Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Total
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Total	1,225	1,222
Not later than three months [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total	1,178	1,173	1,036
Not later than three months [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Total	47	49	46
Not later than three months [member] | Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Total			1,082
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	141	140
Later than three months and not later than one year [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than three months and not later than one year [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Total	141	140	171
Later than three months and not later than one year [member] | Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Total			171
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	189	188
Later than one year and not later than two years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than one year and not later than two years [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Total	189	188	195
Later than one year and not later than two years [member] | Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Total			195
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	112	254
Later than two years and not later than five years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than two years and not later than five years [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Total	112	254	442
Later than two years and not later than five years [member] | Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Total			442
Later than five years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than five years [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Total